SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2013
SHARE-BASED PAYMENT
Schedule of total compensation cost recognized for share options granted
	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Cost of revenues	—	—	—
General and administrative expenses	10,479	166	211
	10,479	166	211

Employees
SHARE-BASED PAYMENT
Schedule of share options granted

	Number of Options	Weighted- Average Exercise Price (US$)	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2013	3,635,250	0.62	4.17	38
Granted	1,300,000	0.89	—	—
Exercised	(265,547)	0.49	—	—
Forfeited or cancelled	(630,139)	0.70	—	—
Expired	—	—	—	—
Outstanding at December 31, 2013	4,039,564	0.70	3.72	787
Vested and expected to vest at December 31, 2013	3,527,057	0.71	3.72	675
Exercisable at December 31, 2013	1,498,674	0.62	3.37	409

Schedule of assumptions used in estimating the grant-date fair value of options granted

	For the Years Ended December 31,
	2011	2012	2013
Suboptimal exercise factor	—	1.5	1.5
Risk-free interest rate	0.85%	0.62%~0.83%	1.52%
Expected volatility rate	71.87%	73.4%~89.21%	84.86%
Expected dividend yield	—	—	—
Expected share option life	5 years	5 years	4.62~5 years
Estimated forfeiture rate
Founders	—	—	—
Senior management	—	—	6.7
Employees	—	—	6.7
Fair value of ordinary shares	US$0.39	US$0.44~US$0.62	US$0.78